Accounting Principles - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of changes in accounting estimates [abstract]
Cash and cash equivalents	$ 84,386	$ 89,789